Stock-Based Compensation and Benefit Plans - Stock Option Activity and Associate Stock Purchase Plan (Details) - USD ($)	1 Months Ended	4 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2014	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of Options, Stock Option Activity
Number of Options, Beginning Balance (in shares)			2,704,587	827,543	614,042
Number of Options, Granted (in shares)				2,004,420	330,470
Number of Options, Exercised					(30,000)
Number of Options, Forfeited or Expired (in shares)				(127,376)	(86,969)
Number of Options, Ending Balance (in shares)		2,704,587		2,704,587	827,543
Number of Options, Exercisable (in shares)		1,665,809		1,665,809
Weighted Avg-Exercise Price, Stock Option Activity
Weighted Avg-Exercise Price, Beginning Balance (in dollars per share)			$ 2.01	$ 3.49	$ 6.00
Weighted Avg-Exercise Price, Granted (in dollars per share)				1.50	4.13
Weighted Avg-Exercise Price, Exercised (in dollars per share)					0.80
Weighted Avg-Exercise Price, Forfeited or Expired (in dollars per share)				3.69	4.55
Weighted Avg-Exercise Price, Ending Balance (in dollars per share)		$ 2.01		2.01	$ 3.49
Weighted Avg-Exercise Price, Exercisable (in dollars per share)		$ 2.33		$ 2.33
Weighted Remaining Contractual Life and Intrinsic Value, Stock Option Activity
Weighted Remaining Contractual Life, Balance				4 years 18 days	2 years 9 months 22 days
Weighted Remaining Contractual Life, Exercisable, Balance				3 years 6 months 18 days
Intrinsic Value, Balance		$ 61,875		$ 61,875	$ 423,000
Intrinsic Value, Exercisable, Balance		$ 61,875		$ 61,875
Number of Options, Nonvested Stock Options
Number of Options, Granted (in shares)				2,004,420	330,470
2014 Associate Stock Purchase Plan
Other Plans
Number of shares of common stock reserved for issuance under the plan	500,000
Purchase prices expressed as a percentage of market value	85.00%
Compensation designated for purchase, maximum percentage	10.00%
Shares purchased		40,560	72,360